SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	13 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary Of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

Statement of compliance

The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

The Board of Directors approved these consolidated financial statements on April 28, 2022.

Basis of presentation

These consolidated financial statements include the accounts of the Company and its subsidiaries listed in the table above (see Notes 1 and 4).

Subsidiaries consist of entities over which the Company is exposed to, or has rights to, variable returns as well as the ability to affect those returns through the power to direct the relevant activities of the entity. Subsidiaries are fully consolidated from the date control is transferred to the Company and are de-consolidated from the date control ceases. The financial statements include all the assets, liabilities, revenues, expenses and cash flows of the Company and its subsidiaries after eliminating inter-entity balances and transactions.

The acquisition method of accounting is used to account for acquisitions of subsidiaries that meet the definition of a business under IFRS 3. All intercompany balances and transactions are eliminated on consolidation. The cost of an acquisition is measured as the fair value of the assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The excess of the cost of acquisition over the fair value of the identifiable assets, liabilities and contingent liabilities acquired is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized immediately in the consolidated statement of loss.

Functional and presentation currency and translation

These consolidated financial statements are presented in Canadian dollars, which is the functional currency of the parent company, its Canadian subsidiary, GameSquare (Ontario) and its U.S. subsidiary, Stetson Oil & Gas Corporation. The functional currency of its U.S. subsidiaries, GameSquare Exports (USA) Inc., GCN, Complexity and Cut+Sew, is the U.S. dollar. The functional currency of its Mexican subsidiary, Biblos, is the Mexican Peso. The functional currency of its UK subsidiary, Code Red, is the United Kingdom pound sterling (“GBP”).

Transactions in foreign currencies are translated to the respective functional currency of each subsidiary at exchange rate at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are retranslated to the functional currency at the exchange rate at that date. Non-monetary items which are measured using historical cost in a foreign currency are translated to functional currency using the exchange rate at the reporting date. Foreign currency differences arising on translation are recognized in profit or loss.

Foreign operations in currencies other than the presentation currency are translated from their functional currencies into Canadian dollars on consolidation. Assets and liabilities are translated into US dollars at the exchange rate in effect at the balance sheet date. Share capital, equity reserves, shares to be (cancelled) issued, accumulated other comprehensive income, and accumulated deficit are translated into Canadian dollars at historical exchange rates. Revenues and expenses are translated into Canadian dollars at the average exchange rate for the year. Foreign currency translation adjustment is included in other comprehensive income.

On disposal of a foreign operation the cumulative translation differences recognized in equity are reclassified to profit or loss and recognized as part of the gain or loss on disposal.

Revenue recognition

The Company generates revenue from consulting services, influencer marketing and promotion fees, broadcast talent management services, and other services. The Company recognizes serves revenue over a period of time as performance obligations are completed. In some instances, cash is received before the Company has satisfied the performance obligations and this amount is recorded as deferred revenue.

Talent representation service revenues

Talent representation service revenue is recorded on completion of the event in which the talent management service has been provided.

Influencer promotional fees

Influencer marketing and promotional fees are recognized over the period during which the services are performed. Revenue and income from custom service contracts are determined on the percentage of completion method, based on the ratio of contract time passed in the reporting period over estimated total length of the contract.

Consulting fees and other revenues

Consulting fees and other revenues are recognized when the services have been performed.

Accounting for Business Combinations

Business combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of fair values of the assets transferred, liabilities assumed by the Company, liabilities incurred and equity instruments issued in exchange for control of the acquiree at the  by the Company to former owners of the acquiree in exchange for control of the acquiree acquisition date. The acquisition date is the date where the Company obtains control of the acquiree. At the acquisition date, the identifiable assets acquired, liabilities and contingent liabilities assumed are recognized at their fair values, except for deferred tax assets or liabilities and liabilities or assets related to employee benefit arrangements, which are recognized and measured in accordance with IAS 12 Income tax and IAS 19 Employee Benefits respectively. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition date amounts of the identifiable assets acquired and the liabilities assumed. If, after assessment, the net of the acquisition date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in the statement of loss as a bargain purchase gain. Acquisition related costs are recognized in net income (loss) as incurred.

Contingent consideration, if any, is measured at its acquisition date fair value and included as part of the consideration transferred in a business combination. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates with the corresponding gain or loss being recognized in profit or loss.

Equipment

Equipment is initially recorded at cost and subsequently measured at cost less accumulated depreciation and accumulated impairment, if any. Depreciation is calculated using the straight-line method based on the following estimated useful lives:

Equipment	3 to 5 years
Leasehold improvements	term of the lease

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.

Intangible assets

Intangible assets consist mainly of customer relationships and brand names. Customer relationships and brand names acquired through business combinations are initially recorded at their estimated fair value based on the present value of expected future cash flows.

The Company amortizes its intangible assets on a straight-line basis over the following estimated useful lives:

Customer relationships	3 to 5 years
Brand names	3 to 5 years

consideration for the acquisition

Goodwill

Goodwill arising on a business acquisition is recognized as an asset at the date that control is acquired (the “acquisition date”). Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the fair value of the acquirer’s previously held equity interest (if any) in the entity over the fair value of the identifiable net assets.

The Company is required to, at least annually, perform impairment assessment of goodwill. To perform impairment assessments, the goodwill are allocated to the cash generating units (“CGUs”). An impairment loss is recognized if the carrying amount of a CGU exceeds its recoverable amount. The recoverable amount of each CGU is based on the greater of fair value less costs to dispose and value in use. To determine recoverable amount, significant assumptions are used in projecting earning margins, earning multiples, growth rates and discount rates in estimating and discounting future cashflows. As a result of the assessment, management recognized goodwill impairment of $2,258,109 during the thirteen months ended December 31, 2021 (Note 4 and Note 7). No impairment losses were recognized during the year ended November 30, 2020.

Share-based payments

Share-based payments to employees are measured at the fair value of the instruments issued and amortized over the vesting periods. Share-based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued if it is determined the fair value of the goods or services cannot be reliably measured and are recorded at the date the goods or services are received.

The Company operates an employee stock option plan. The corresponding amount is recorded to the stock option reserve. The fair value of options is determined using the Black-Scholes pricing model which incorporates all market vesting conditions. The number of shares and options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest. On exercise of a stock option, any amount related to the initial value of the stock option, along with the proceeds from exercise are recorded to share capital. On expiry of a stock option, any amount related to the initial value of the stock option is recorded to contributed surplus.

Financial instruments

Financial assets

Initial recognition and measurement

Non-derivative financial assets within the scope of IFRS 9 are classified and measured as “financial assets at fair value”, as either fair value through profit or loss (“FVTPL”) or fair value through other comprehensive income (“FVTOCI”), and “financial assets at amortized costs”, as appropriate. The Company determines the classification of financial assets at the time of initial recognition based on the Company’s business model and the contractual terms of the cash flows.

Subsequent measurement - Financial assets at amortized cost

After initial recognition, financial assets measured at amortized cost are subsequently measured at the end of each reporting period at amortized cost using the Effective Interest Rate (“EIR”) method. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR. Financial assets are adjusted for any expected credit losses. The Company’s cash and amounts receivable are classified as financial assets at amortized cost.

Subsequent measurement - Financial assets at FVTPL

Financial assets measured at FVTPL include financial assets management intends to sell in the short term and any derivative financial instrument that is not designated as a hedging instrument in a hedge relationship. Financial assets measured at FVTPL are carried at fair value in the consolidated statements of financial position with changes in fair value recognized in other income or expense in the consolidated statements of loss. The Company’s other investments are classified as financial assets at FVTPL.

Subsequent measurement - Financial assets at FVTOCI

Financial assets measured at FVTOCI are non-derivative financial assets that are not held for trading and the Company has made an irrevocable election at the time of initial recognition to measure the assets at FVTOCI. The Company does not measure any financial assets at FVOCI.

After initial measurement, investments measured at FVTOCI are subsequently measured at fair value with unrealized gains or losses recognized in other comprehensive income or loss in the consolidated statements of comprehensive income (loss). When the investment is sold, the cumulative gain or loss remains in accumulated other comprehensive income or loss and is not reclassified to profit or loss.

Dividends from such investments are recognized in other income in the consolidated statements of earnings (loss) when the right to receive payments is established.

Derecognition

A financial asset is derecognized when the contractual rights to the cash flows from the asset expire, or the Company no longer retains substantially all the risks and rewards of ownership.

Impairment of financial assets

The Company’s only financial assets subject to impairment are amounts receivable, which are measured at amortized cost. The Company has elected to apply the simplified approach to impairment as permitted by IFRS 9, which requires the expected lifetime loss to be recognized at the time of initial recognition of the receivable. To measure estimated credit losses, amounts receivable have been grouped based on shared credit risk characteristics, including the number of days past due. An impairment loss is reversed in subsequent periods if the amount of the expected loss decreases and the decrease can be objectively related to an event occurring after the initial impairment was recognized.

Financial liabilities

Initial recognition and measurement

Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL. All financial liabilities are recognized initially at fair value and in the case of long-term debt, net of directly attributable transaction costs.

Subsequent measurement - Financial liabilities at amortized cost

After initial recognition, financial liabilities measured at amortized cost are subsequently measured at the end of each reporting period at amortized cost using the EIR method. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR. The Company’s financial liabilities at amortized cost include accounts payable and accrued liabilities, long term loan and deferred consideration on acquisition of Code Red.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged, cancelled, or expires with any associated gain or loss recognized in other income or expense in the consolidated statements of loss.

Investments

Purchases and sales of investments are recognized on a trade date basis. Public and private investments at fair value through profit or loss are initially recognized at fair value, with changes in fair value reported in profit (loss). At each financial reporting period, the Company’s management estimates the fair value of its investments based on the criteria below and reflects such valuations in the financial statements.

Privately-held investments

Securities in privately-held companies (other than options and warrants) are initially recorded at cost, being the fair value at the time of acquisition. At the end of each financial reporting period, the Company’s management estimates the fair value of investments based on the criteria below and reflects such valuations in the financial statements. The Company had previously classified its investment in Irati at Level 3. As at December 31, 2021, its investment in Irati is included in assets held for sale. See Note 11.

Income taxes

Income tax expense is comprised of current and deferred tax. Income tax expense is recognized in profit or loss except to the extent that it relates to items recognized in equity, in which case it is recognized in equity. Current income tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustments to tax payable in respect of previous years.

Deferred tax liabilities or assets are recognized using the balance sheet method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for taxation purposes. Deferred tax is not recognized on the initial recognition of assets or liabilities in a transaction that is not a business combination.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Government grants

Government grants are recognized as income when the Company qualifies for such grants and where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate.

Impairment of non-financial assets

The carrying amount of the Company’s assets is reviewed at each reporting date to determine whether there is any indication of impairment. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. An impairment loss is recognized whenever the carrying amount of an asset or its cash generating unit exceeds its recoverable amount. Impairment losses are recognized in net loss.

The recoverable amount of assets is the greater of an asset’s fair value less cost to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is only reversed if there is an indication that the impairment loss may no longer exist and there has been a change in the estimates used to determine the recoverable amount, however, not to an amount higher than the carrying amount that would have been determined had no impairment loss been recognized in previous years. Assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment.

Loss per share

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted loss per share is computed similar to basic loss per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised and that the proceeds from such exercises were used to acquire common stock at the average market price during the reporting periods.

New accounting standards

Effective December 1, 2020, the Company adopted the following new accounting standard.

IAS 1 - Presentation of Financial Statements (“IAS 1”) and IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors (“IAS 8”) were amended in October 2018 to refine the definition of materiality and clarify its characteristics. The revised definition focuses on the idea that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements. This new standard did not have any material impact on the Company’s condensed interim consolidated financial statements.

Accounting pronouncements not yet adopted

Certain pronouncements were issued by the IASB or the IFRIC that are mandatory for accounting periods commencing on or after January 1, 2022. Many are not applicable or do not have a significant impact to the Company and have been excluded.

IAS 37 - Provisions, Contingent Liabilities, and Contingent Assets (“IAS 37”) was amended. The amendments clarify that when assessing if a contract is onerous, the cost of fulfilling the contract includes all costs that relate directly to the contract - i.e. a full-cost approach. Such costs include both the incremental costs of the contract (i.e. costs a company would avoid if it did not have the contract) and an allocation of other direct costs incurred on activities required to fulfill the contract - e.g. contract management and supervision, or depreciation of equipment used in fulfilling the contract. The amendments are effective for annual periods beginning on January 1, 2022.

IFRS 3 - Business Combinations (“IFRS 3”) was amended. The amendments introduce new exceptions to the recognition and measurement principles in IFRS 3 to ensure that the update in references to the revised conceptual framework does not change which assets and liabilities qualify for recognition in a business combination. An acquirer should apply the definition of a liability in IAS 37 - rather than the definition in the Conceptual Framework - to determine whether a present obligation exists at the acquisition date as a result of past events. For a levy in the scope of IFRIC 21, the acquirer should apply the criteria in IFRIC 21 to determine whether the obligating event that gives rise to a liability to pay the levy has occurred by the acquisition date. In addition, the amendments clarify that the acquirer should not recognize a contingent asset at the acquisition date. The amendments are effective for annual periods beginning on January 1, 2022.

IAS 16 - Property, Plant and Equipment (“IAS 16”) was amended. The amendments introduce new guidance, such that the proceeds from selling items before the related property, plant and equipment is available for its intended use can no longer be deducted from the cost. Instead, such proceeds are to be recognized in profit or loss, together with the costs of producing those items. The amendments are effective for annual periods beginning on January 1, 2022.